Accumulated Other Comprehensive Loss (Schedule of Reclassification Adjustments of Other Comprehensive Income) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Loss
Foreign currency translation adjustments, Before-tax	¥ (90,643)	¥ 8,487	¥ (144,317)
Foreign currency translation adjustments, Net-of-tax	(90,643)	8,487	(144,317)
Pension liability adjustments, Before-tax	(55,048)	116,184	(318,557)
Pension liability adjustments, Tax benefit (expense)	26,580	3,979	73,589
Pension liability adjustments, Net-of-tax	(28,468)	120,163	(244,968)
Net unrealized holding gain on available-for-sale securities, Before-tax	(10,045)	40,295	(68,652)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense)	4,833	(11,758)	26,158
Net unrealized holding gain on available-for-sale securities, Net-of-tax	(5,212)	28,537	(42,494)
Cash flow hedges, Before-tax	74	(308)	(6,854)
Cash flow hedges, Tax Benefit (expense)	(177)	(1,173)	2,446
Cash flow hedges, Net-of-tax	(103)	(1,481)	(4,408)
Other Comprehensive Income Before Reclassification Adjustment Before Tax Total	(155,662)	164,658	(538,380)
Other Comprehensive Income Before Reclassification Adjustment Tax Total	31,236	(8,952)	102,193
Other Comprehensive Income Before Reclassification Adjustment Net-of-Tax Total	(124,426)	155,706	(436,187)
Foreign currency translation adjustments, Before-tax, Adjustment	3,264	(1,580)	(253)
Foreign currency translation adjustments, Net-of-tax, Adjustment	3,264	(1,580)	(253)
Pension liability adjustments, Before-tax, Adjustment	78,505	73,776	53,186
Pension liability adjustments, Tax benefit (expense), Adjustment	(33,961)	(29,916)	(21,313)
Pension liability adjustments, Net-of-tax, Adjustment	44,544	43,860	31,873
Net unrealized holding gain on available-for-sale securities, Before-tax, Adjustment	(244)	236	27,134
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Adjustment	104	(97)	(10,997)
Net unrealized holding gain on available-for-sale securities, Net-of-tax, Adjustment	(140)	139	16,137
Cash flow hedges, Before-tax, Adjustment	2,550	258	900
Cash flow hedges, Tax Benefit (expense), Adjustment	(459)	552	(76)
Cash flow hedges, Net-of-tax, Adjustment	2,091	810	824
Other Comprehensive Income Reclassification Adjustment Before Tax Total	84,075	72,690	80,967
Other Comprehensive Income Reclassification Adjustment Tax Total	(34,316)	(29,461)	(32,386)
Other Comprehensive Income Reclassification Adjustment Net-of-Tax Total	49,759	43,229	48,581
Foreign currency translation adjustments, Before-tax, Net-of-reclassification adjustments	(87,379)	6,907	(144,570)
Foreign currency translation adjustments, Net-of-tax, Net-of-reclassification adjustments	(87,379)	6,907	(144,570)
Pension liability adjustments, Before-tax, Net-of-reclassification adjustments	23,457	189,960	(265,371)
Pension liability adjustments, Tax benefit (expense), Net-of-reclassification adjustments	(7,381)	(25,937)	52,276
Pension liability adjustments, Net-of-tax, Net-of-reclassification adjustments	16,076	164,023	(213,095)
Net unrealized holding gain on available-for-sale securities, Before-tax, Net-of-reclassification adjustments	(10,289)	40,531	(41,518)
Net unrealized holding gain on available-for-sale securities, Tax benefit (expense), Net-of-reclassification adjustments	4,937	(11,855)	15,161
Net unrealized holding gain on available-for-sale securities, Net-of-tax, Net-of-reclassification adjustments	(5,352)	28,676	(26,357)
Cash flow hedges, Before-tax, Net-of-reclassification adjustments	2,624	(50)	(5,954)
Cash flow hedges, Tax Benefit (expense), Net-of-reclassification adjustments	(636)	(621)	2,370
Cash flow hedges, Net-of-tax, Net-of-reclassification adjustments	1,988	(671)	(3,584)
Other Comprehensive Income (Loss), net of reclassification adjustments, before Tax, Total	(71,587)	237,348	(457,413)
Other Comprehensive Income (Loss), net of reclassification adjustments, Tax, Total	(3,080)	(38,413)	69,807
Total other comprehensive income (loss) arising during the year	¥ (74,667)	¥ 198,935	¥ (387,606)